GUARANTEES (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Guarantor Obligations [Line Items]
Maximum Potential Payment	$ 52,699
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum Potential Payment	6,996
Letter of credit for development project	6,300
Surety bonds
Guarantor Obligations [Line Items]
Maximum Potential Payment	$ 45,703